METLIFE INVESTORS INSURANCE COMPANY OF CALIFORNIA
                METLIFE INVESTORS VARIALBLE ANNUITY ACCOUNT FIVE

                          SUPPLEMENT DATED MAY 1, 2003
                                       TO
                          PROSPECTUS DATED May 1, 2001



This will supplement the prospectus dated May 1, 2001. The following information is provided with respect to the investment options available under the contract effective on and after May 1, 2003.

1. THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

Total Annual Investment                         Minimum             Maximum
Portfolio Operating Expenses                    -------             -------
(expenses that are deducted from                 0.43%               1.86%
Investment Portfolio assets, including
management fees, 12b-1/Service fees, and other expenses)


2.  EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR

 (a) $   838.56    (a) $ 1,481.30    (a) $ 2,195.42    (a) $ 3,628.60
 (b) $   695.87    (b) $ 1,055.36    (b) $ 1,489.74    (b) $ 2,244.68

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME             TIME             TIME              TIME
        1 YEAR           3 YEAR           5 YEAR           10 YEAR

 (a) $   338.56    (a) $ 1,031.30    (a) $ 1,745.42    (a) $ 3,628.60
 (b) $   195.87    (b) $   605.36    (b) $ 1,039.74    (b) $ 2,244.68

3. INVESTMENT OPTIONS

The contract offers the investment portfolios which are listed below. CERTAIN PORTFOLIOS LISTED BELOW MAY NOT BE AVAILABLE WITH YOUR CONTRACT. APPENDIX A -
PART 2 CONTAINS A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. You can obtain copies of the fund prospectuses by calling or writing to us at MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. Appendix B contains a summary of investment objectives and strategies for each investment portfolio.

AIM VARIABLE INSURANCE FUNDS (Series 1)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. AIM Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. International Growth Fund
  AIM V.I. Premier Equity Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS A)

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following Class A portfolios are available under the contract:

  AllianceBernstein Premier Growth Portfolio (formerly Premier Growth Portfolio) AllianceBernstein Real Estate Investment Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

   VIP Equity-Income Portfolio
   VIP Growth Portfolio
   VIP High Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1)

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Each Fund has two classes of shares: Class 1 and Class 2. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following Class 1 portfolios are available under the contract:

   Franklin Small Cap Fund
   Mutual Shares Securities Fund
   Templeton Developing Markets Securities Fund
   Templeton Foreign Securities Fund

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED))

Met Investors Series Trust is managed by Met Investors Advisory, LLC (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual investment portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

   J.P. Morgan Quality Bond Portfolio
   J.P. Morgan Select Equity Portfolio
   Lord Abbett Bond Debenture Portfolio
   Lord Abbett Growth and Income Portfolio
   Lord Abbett Growth Opportunities Portfolio
   Lord Abbett Mid-Cap Value Portfolio
   MFS(R) Research International Portfolio
   Met/Putnam Capital Opportunities Portfolio
   T. Rowe Price Mid-Cap Growth Portfolio (Class B)(formerly MFS(R) Mid Cap Growth Portfolio)

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following portfolios are available under the contract:

   Capital Guardian U.S. Equity Portfolio (Class B)
   Davis Venture Value Portfolio (Class E)
   MFS(R)Research Managers Portfolio (Class A)
   Putnam International Stock Portfolio (Class A)
   State Street Research Money Market Portfolio (Class A)


MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS)

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

   MFS(R) Emerging Growth Series
   MFS(R) High Income Series
   MFS(R) Investors Trust Series
   MFS(R) New Discovery Series
   MFS(R) Strategic Income Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

   Oppenheimer Bond Fund/VA
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer High Income Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Strategic Bond Fund/VA

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

   PIMCO High Yield Portfolio
   PIMCO Low Duration Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio
   PIMCO Total Return Portfolio

PUTNAM VARIABLE TRUST (CLASS IA)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following Class IA portfolios are available under the contract:

   Putnam VT Growth and Income Fund
   Putnam VT International Equity Fund (formerly Putnam VT
     International Growth Fund)
   Putnam VT Vista Fund (a stock portfolio)

RUSSELL INVESTMENT FUNDS

Russell Investment Funds (formerly the Russell Insurance Funds)is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

    Aggressive Equity Fund
    Core Bond Fund
    Multi-Style Equity Fund
    Non-U.S. Fund
    Real Estate Securities Fund

4.  APPENDIX A

PARTICIPATING INVESTMENT PORTFOLIOS

PART 1.  INVESTMENT OBJECTIVES AND STRATEGIES

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

CERTAIN PORTFOLIOS MAY NOT BE AVAILABLE WITH YOUR CONTRACT. SEE PART 2 OF THIS APPENDIX FOR A LIST OF THE PORTFOLIOS AVAILABLE WITH YOUR CONTRACT.

AIM VARIABLE INSURANCE FUNDS (SERIES 1):

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following Series 1 portfolios are available under the contract:

AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.

AIM V.I. International Growth Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.

AIM V.I. Premier Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC. (CLASS A):

AllianceBernstein Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management, L.P. is the investment adviser to each portfolio. The following Class A portfolios are available under the contract:

AllianceBernstein Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

FIDELITY VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2):

Fidelity Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. is the subadviser for the fund. The following Service Class 2 portfolios are available under the contract:

VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

VIP GROWTH PORTFOLIO

Investment Objective: The Growth Portfolio seeks to achieve capital appreciation.

VIP HIGH INCOME PORTFOLIO

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 1):

Franklin Templeton Variable Insurance Products Trust currently consists of 24 separate series (the Fund or Funds). Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following Class 1 portfolios are available under the contract:

Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of small capitalization (small cap) companies.

Mutual Shares Securities Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets in emerging market investments. Emerging market investments generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services, or sales produced, or have their principal activities or significant assets in emerging market countries.

Templeton Foreign Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

MET INVESTORS SERIES TRUST (CLASS A OR CLASS B (AS NOTED)):

Met Investors Series Trust is managed by Met Investors Advisory, LLC, which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class A or Class B (as noted) portfolios are available under the contract:

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett Growth Opportunities Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett Mid-Cap Value Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS(R) Research International Portfolio

Investment Objective: The MFS(R) Research International Portfolio seeks capital appreciation.

Met/Putnam Capital Opportunities Portfolio

Investment Objective: The Met/Putnam Capital Opportunities Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

T. Rowe Price Mid-Cap Growth Portfolio (Class B)

Investment Objective: The T. Rowe Price Mid-Cap Growth Portfolio seeks long-term growth of capital.

METROPOLITAN SERIES FUND, INC.:

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors, is the investment adviser to the portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the contract are reflected below. The following portfolios are available under the contract:

Capital Guardian U.S. Equity Portfolio (Class B)

Investment Objective: The investment objective of the Capital Guardian U.S. Equity Series is long-term growth of capital. Under normal circumstances, the Series invests at least 80% of its assets in equity securities of U.S. companies with market capitalizations greater than $1 billion at the time of purchase.

Davis Venture Value Portfolio (Class E)

Investment Objective: The investment objective of the Davis Venture Value Portfolio is growth of capital.

MFS(R) Research Managers Portfolio (Class A)

Investment Objective: The Portfolio's investment objective is long-term growth of capital and future income. The Portfolio invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

Putnam International Stock Portfolio (Class A)

Investment Objective: Putnam International Stock Portfolio seeks long-term growth of capital.

State Street Research Money Market Portfolio (Class A)

Investment Objective: Seeks a high level of current income consistent with preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST (INITIAL CLASS):

MFS(R) Variable Insurance Trust is a mutual fund with multiple portfolios. MFS(R) Investment Management is the investment adviser to each portfolio. The following Initial Class portfolios are available under the contract:

MFS(R) Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities of emerging growth companies.

MFS(R) High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its net assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

MFS(R) Investors Trust Series

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS(R) New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation.

The Series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies.

MFS(R) Strategic Income Series

Investment Objective: The Series' investment objective is to provide high income and secondly to provide significant capital appreciation. The Series invests primarily in U.S. and foreign government securities.

OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

Oppenheimer Bond Fund/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective.

Oppenheimer Capital Appreciation Fund/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies.

Oppenheimer High Income Fund/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities.

Oppenheimer Main Street Fund/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Strategic Bond Fund/VA

Investment Objective: The Fund seeks a high level of current income principally derived from interest on debt securities.

PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a trust with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios are available under the contract:

PIMCO High Yield Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO Low Duration Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.

PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

PIMCO Total Return Portfolio

Investment Objective: The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income instruments of varying maturities.

PUTNAM VARIABLE TRUST (CLASS IA):

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

Putnam VT Growth and Income Fund

Investment Objective: The Fund seeks capital growth and current income. The Fund seeks its goal by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

Putnam VT International Equity Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goal by investing mainly in common stocks of companies outside the United States.

Putnam VT Vista Fund

Investment Objective: The Fund seeks capital appreciation. The Fund seeks its goals by investing mainly in common stocks of U.S. companies with a focus on growth stocks.

RUSSELL INVESTMENT FUNDS:

Russell Investment Funds is managed by Frank Russell Investment Management Company. Russell Investment Funds is a mutual fund with five portfolios, each with its own investment objective. The following portfolios are available under the contract:

Aggressive Equity Fund

Investment Objective: The Aggressive Equity Fund seeks to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from the Multi-Style Equity Fund by investing in equity securities.

Core Bond Fund

Investment Objective: The Core Bond Fund seeks to maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market by investing in fixed-income securities.

Multi-Style Equity Fund

Investment Objective: The Multi-Style Equity Fund seeks to provide income and capital growth by investing principally in equity securities.

Non-U.S. Fund

Investment Objective: The Non-U.S. Fund seeks to provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

Real Estate Securities Fund

Investment Objective: The Real Estate Securities Fund seeks to generate a high level of total return through above-average current income while maintaining the potential for capital appreciation.

Part 2.  PORTFOLIOS AVAILABLE WITH YOUR CONTRACT

If you purchased the RUSSELL-SELECT VARIABLE ANNUITY, the following portfolios are available:

Metropolitan Series Fund, Inc.
     State Street Research Money Market Portfolio

Russell Investment Funds
     Aggressive Equity Fund
     Core Bond Fund
     Multi-Style Equity Fund
     Non-U.S.Fund
     Real Estate Securities Fund

If you purchased the CUSTOM-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International
     Met/Putnam Capital Opportunities Portfolio

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Putnam International Stock Portfolio (Class A)
     State Street Research Money Market Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) Emerging Growth Series
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series
     MFS(R) Research Managers Portfolio (Class A)
     MFS(R) Strategic Income Series

Oppenheimer Variable Account Funds
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Strategic Bond Fund/VA

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT International Equity Fund
     Putnam VT Vista Fund

If you purchased the NAVIGATOR-SELECT VARIABLE ANNUITY, the following portfolios are available:

AIM Variable Insurance Funds (Series 1)
     AIM V.I. Capital Appreciation Fund
     AIM V.I. International Growth Fund
     AIM V.I. Premier Equity Fund

AllianceBernstein Variable Products Series Fund, Inc. (Class A)
     AllianceBernstein Premier Growth Portfolio
     AllianceBernstein Real Estate Investment Portfolio

Fidelity Variable Insurance Products (Service Class 2)
     VIP Equity-Income Portfolio
     VIP Growth Portfolio
     VIP High Income Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 1)
     Franklin Small Cap Fund
     Mutual Shares Securities Fund
     Templeton Developing Markets Securities Fund
     Templeton Foreign Securities Fund

Met Investors Series Trust (Class A or Class B (as noted))
     J.P. Morgan Quality Bond Portfolio
     J.P. Morgan Select Equity Portfolio
     Lord Abbett Bond Debenture Portfolio
     Lord Abbett Growth and Income Portfolio
     Lord Abbett Growth Opportunities Portfolio
     Lord Abbett Mid-Cap Value Portfolio
     MFS(R) Research International Portfolio
     Met/Putnam Capital Opportunities Portfolio
     T. Rowe Price Mid-Cap Growth Portfolio (Class B)

Metropolitan Series Fund, Inc.
     Capital Guardian U.S. Equity Portfolio (Class B)
     Davis Venture Value Portfolio (Class E)
     MFS(R)Research Managers Portfolio (Class A)
     Putnam International Stock Portfolio (Class A)
     State Street Research Money Market Portfolio (Class A)

MFS(R) Variable Insurance Trust (Initial Class)
     MFS(R) Emerging Growth Series
     MFS(R) High Income Series
     MFS(R) Investors Trust Series
     MFS(R) New Discovery Series
     MFS(R) Strategic Income Series

PIMCO Variable Insurance Trust (Administrative Class)
     PIMCO High Yield Portfolio
     PIMCO Low Duration Portfolio
     PIMCO StocksPLUS Growth and Income Portfolio
     PIMCO Total Return Portfolio

Putnam Variable Trust (Class IA)
     Putnam VT Growth and Income Fund
     Putnam VT Vista Fund

5. DISCONTINUED INVESTMENT PORTFOLIOS.

The following investment options are no longer available for allocations of new purchase payments: (a) Goldman Sachs Variable Insurance Trust ("GSVIT"): GSVIT Growth and Income Fund and the GSVIT International Equity Fund (terminated effective March 1, 2002); (b) Scudder Variable Series II: Scudder Government Securities Portfolio; Scudder Small Cap Growth Portfolio; and Scudder Dreman Small Cap Value Portfolio (terminated effective May 1, 2002); (c) Liberty Variable Investments: Newport Tiger Fund, Variable Series (Class A) (terminated effective May 1, 2002); (d) INVESCO Variable Investment Funds, Inc.: INVESCO VIF-High Yield Fund (terminated effective May 1, 2002); (e) AllianceBernstein Variable Products Series Fund: AllianceBernstein Value Portfolio and AllianceBernstein Small Cap Portfolio (terminated effective May 1, 2003); (f) American Century Variable Portfolios, Inc.: VP Income & Growth Fund; VP International Fund and VP Value Fund (terminated effective May 1, 2003);(g) Dreyfus Stock Index Fund (Service Series) (terminated effective May 1, 2003);
(h) Dreyfus Variable Investment Fund (Service Series): Dreyfus VIF-Capital Appreciation Portfolio and Dreyfus VIP - Disciplined Stock Portfolio (terminated effective May 1, 2003); (i) INVESCO Variable Investment Funds, Inc.: INVESCO VIF-Dynamics Fund (terminated effective May 1, 2003); (j) Putnam Variable Trust (Class B): Putnam VT International New Opportunities Fund and Putnam VT New Value Fund (terminated effective May 1, 2003); (k) Scudder Variable Series I, (Class B): International Portfolio (terminated effective May 1, 2003); and (l) MFS(R) Variable Insurance Trust (Service Series): MFS(R) Research Series (terminated effective May 1, 2003).

Effective as of May 1, 2003, the following investment portfolios of the Met Investors Series Trust were merged: J. P. Morgan Enhanced Index Portfolio merged into the Lord Abbett Growth and Income Portfolio; J. P. Morgan International Equity Portfolio merged into the MFS(R) Research International Portfolio; and Lord Abbett Developing Growth Portfolio merged into the Lord Abbett Growth Opportunities Portfolio.